Financial Instruments and Financial Risk Management - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Netting of collateral	$ 0	$ 0
Long term debt	8,195	7,986
Other comprehensive loss	(57)	(195)
Unrealized gain on net investment hedge	0	(9)
Unrealized gains (losses) on risk management contracts	18	21
Foreign Exchange Forward
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Realized gain on foreign exchange forward contracts	$ 19	$ 1
Interest rate risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fixed rate debt, percent	87.00%	83.00%	87.00%	83.00%
Weather related instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Unrealized gains (losses) on risk management contracts	$ (1)	$ (3)
Net investment hedge
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long term debt			$ 122	$ 0
Hedge net investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other comprehensive loss	$ 0	$ (9)